SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.8%
	Alabama — 1.8%
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2025	$ 1,000,000	$ 1,063,519
	Alabama Public School and College Authority (Education System Capital Improvements), Series B, 5.00% due 6/1/2023	735,000	741,031
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,063,654
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	10,500,000	10,448,876
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2026 - 8/1/2030	1,435,000	1,547,418
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 2.375% due 8/1/2037 (put 2/1/2023)	1,595,000	1,593,885
[a]	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2050 (put 12/1/2025)	17,175,000	17,163,527
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,408,180
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), Series A, 4.00% due 6/1/2049 (put 6/1/2024)	1,000,000	997,558
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,705,377
[a]	Series B, 4.00% due 12/1/2051 (put 12/1/2031)	6,780,000	6,540,883
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	9,472,215
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,472,022
	Arizona — 1.4%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.91% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	4,000,000	3,938,180
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2024	1,760,000	1,814,648
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2023	5,580,000	5,652,428
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,377,666
	Arizona Board of Regents (University of Arizona) COP, Series C, 5.00% due 6/1/2028	780,000	858,715
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2023 - 7/1/2025	7,330,000	7,599,733
	County of Pinal (Detention and Training Facilities), Series A, 5.00% due 8/1/2023 - 8/1/2025	3,300,000	3,411,513
	County of Pinal (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,094,227
	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,668,137
[a]	Series B, 0.875% due 6/1/2043 (put 10/1/2026)	1,700,000	1,511,944
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2030	525,000	594,344
	Northern Arizona University COP, 5.00% due 9/1/2023	3,325,000	3,329,439
	Pima County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,307,716
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), Series A, 5.00% due 1/1/2028 - 1/1/2029	5,405,000	6,011,737
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,582,525
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities) ETM, Series A, 3.00% due 11/1/2023	615,000	614,454
	California — 3.6%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2023	3,200,000	3,262,227
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 4.07% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,500,000	1,489,739
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,231,606
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,000,000	1,005,161
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	3,000,000	3,029,883
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 5.00% due 5/15/2029 - 5/15/2031	1,195,000	1,329,370
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2030	2,000,000	2,250,240
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	5,250,000	5,959,039
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	9,963,597
	City of Los Angeles, 4.00% due 6/29/2023	7,500,000	7,528,860
	City of Modesto Wastewater Revenue, Series B, 5.00% due 11/1/2027 - 11/1/2029	3,500,000	3,942,162
	County of Riverside, 5.00% due 6/30/2023	2,550,000	2,571,542
	Lammersville USD (Insured: BAM), 5.00% due 9/1/2029 - 9/1/2030	2,215,000	2,525,284
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	9,042,668
	Series B, 5.00% due 7/1/2023	11,950,000	12,075,833
	Series D, 5.00% due 7/1/2024	10,640,000	10,995,004
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 6/1/2023 - 12/1/2024	17,250,000	17,717,498
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,550,246
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	985,647
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,551,490
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	13,000,000	13,006,825
	Santa Fe Springs CDC Successor Agency (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,639,913
	Colorado — 1.2%
	City & County of Denver (Buell Theatre Property) COP, Series A, 5.00% due 12/1/2023	1,720,000	1,750,564

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2023	$ 1,180,000	$ 1,201,897
	Colorado (Adventhealth Obligation Group) HFA,
	Series C,
[a]	5.00% due 11/15/2036 (pre-refunded 11/15/2023)	265,000	269,345
[a]	5.00% due 11/15/2036 (put 11/15/2023)	735,000	745,133
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,150,000	1,226,995
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,899,645
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,415,000	1,519,866
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2026	740,000	780,997
	Colorado Higher Education COP, 4.00% due 9/1/2032	1,000,000	1,068,091
	County of El Paso (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2024 - 12/1/2028	2,200,000	2,385,385
	County of El Paso (Pikes Peak Regional Development Center) COP, 5.00% due 12/1/2023	1,330,000	1,354,761
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2025 - 12/1/2030	1,810,000	1,989,395
[a]	E-470 Public Highway Authority, Series B, 3.231% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,983,366
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,642,659
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,487,242
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2024 - 1/15/2030	1,355,000	1,418,359
	Regional Transportation District (Denver Transit Partners), Series A, 5.00% due 7/15/2032	600,000	640,027
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	4,000,000	4,030,048
	Regional Transportation District (North Metro Rail Line) COP ETM, Series A, 5.00% due 6/1/2023	4,000,000	4,028,580
	Sierra Ridge Metropolitan District No 2 (Insured: AGM) GO, 4.00% due 12/1/2029 - 12/1/2032	1,030,000	1,086,107
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	4,948,864
	Connecticut — 2.5%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	1,900,679
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,614,375
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	31,554,799
	Series E, 5.00% due 9/1/2023	5,550,000	5,623,249
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	17,802,125
	Series E, 5.00% due 8/15/2024	1,845,000	1,867,828
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	7,158,571
	Series C, 5.00% due 6/15/2023 - 6/15/2028	11,540,000	12,538,831
	Series E, 5.00% due 9/15/2028	2,560,000	2,854,697
	State of Connecticut Special Tax Revenue, Series D, 5.00% due 11/1/2032	500,000	585,593
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,269,558
	University of Connecticut, Series A, 5.00% due 5/1/2032	1,000,000	1,169,057
	Delaware — 0.1%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,274,361
	Delaware Transportation Authority, 5.00% due 9/1/2029	2,665,000	3,038,692
	District of Columbia — 0.1%
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2023 - 7/1/2028	4,750,000	4,990,333
	Florida — 5.5%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2023	2,250,000	2,270,000
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2023 - 7/1/2027	14,300,000	14,808,168
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,085,000	9,411,492
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	13,620,542
	Central Florida Expressway Authority, 5.00% due 7/1/2024 - 7/1/2026	1,910,000	1,994,144
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2024 - 10/1/2026	5,100,000	5,418,331
	City of Jacksonville, Series C, 5.00% due 10/1/2023	1,105,000	1,120,571
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026 - 11/15/2028	1,990,000	2,117,045
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	2,922,722
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2024 - 11/1/2027	2,900,000	3,057,580
	County of Manatee (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,012,204
	County of Polk (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,422,407
[a,b]	Deutsche Bank Spears/Lifers Trust (Guaranty: Deutsche Bank A.G.), Series DBE-8085, 4.06% due 7/1/2061 (put 2/28/2023)	10,000,000	10,000,000
	Duval County Public Schools (Insured: AGM) COP, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,450,000	5,052,108
	Florida State Board of Governors (Florida State University Student Health Fee Revenue), Series A, 5.00% due 7/1/2030	1,010,000	1,160,400
	Hillsborough County School Board (Master Lease Program) COP,
	5.00% due 7/1/2027 - 7/1/2028	5,200,000	5,693,109
	Series B, 5.00% due 7/1/2028	4,835,000	5,250,423
	JEA Electric System,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	$ 1,200,000	$ 1,216,990
	Series III B, 5.00% due 10/1/2032	2,110,000	2,285,119
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,416,462
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,070,140
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,112,967
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,148,258
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,592,600
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,265,000	10,656,626
	Miami-Dade County Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	560,175
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,075,582
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2023 - 5/1/2024	12,130,000	12,353,404
[a]	5.00% due 5/1/2031 (pre-refunded 5/1/2024)	2,550,000	2,615,408
	Series C, 5.00% due 5/1/2025	15,000,000	15,677,430
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	210,000	228,301
[a]	5.00% due 11/15/2052 (put 11/15/2026)	3,290,000	3,497,013
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2023 - 8/1/2025	4,175,000	4,307,934
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	675,000	712,951
	Palm Beach County School Board (Educational Facilities) COP, Series B, 5.00% due 8/1/2023 - 8/1/2024	9,095,000	9,287,222
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2023 - 8/1/2026	7,000,000	7,261,985
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	872,665
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	1,952,534
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2023	750,000	760,228
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2023 - 6/1/2025	3,710,000	3,819,120
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	1,725,000	1,746,580
	Sunshine State Governmental Financing Commission (Miami-Dade County Program) ETM, Series B-1, 5.00% due 9/1/2023	2,100,000	2,125,118
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	419,092
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,801,451
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,031,171
	Wildwood Utility Dependent District (Insured: BAM), 5.00% due 10/1/2032	200,000	226,198
	Georgia — 3.1%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct LLC), 5.00% due 6/15/2023	470,000	474,185
	City of Atlanta (Airport Passenger Facility),
	Series A, 5.00% due 1/1/2024 - 1/1/2025	3,850,000	3,925,979
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,679,229
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2023 - 12/1/2024	2,190,000	2,246,378
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2023 - 11/1/2025	3,130,000	3,239,514
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,150,869
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 4.00% due 5/1/2052 (put 12/1/2028)	29,700,000	29,024,889
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2023 - 5/15/2029	9,765,000	10,000,759
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series A, 4.00% due 7/1/2052 (put 9/1/2027)	42,805,000	42,611,650
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2026 - 1/1/2030	6,300,000	6,747,141
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	390,564
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	4,000,000	3,856,400
	Guam — 0.3%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	4,500,000	4,574,862
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2023	645,000	647,796
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,436,573
	Hawaii — 0.1%
	County of Hawaii (Capital Improvements) GO,
	Series C, 5.00% due 9/1/2026	1,500,000	1,606,182
	Series D, 5.00% due 9/1/2026	2,085,000	2,232,593
	Series E, 5.00% due 9/1/2026	500,000	535,394
	Idaho — 0.1%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2023 - 12/1/2024	3,000,000	3,066,994
	Illinois — 9.8%
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2023 - 1/1/2024	25,175,000	25,211,125
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	1,861,891
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2025	610,000	624,380
	Series B, 5.00% due 1/1/2023 - 1/1/2024	2,945,000	2,959,124

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series C, 5.00% due 1/1/2023	$ 3,215,000	$ 3,215,000
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,453,550
	Chicago Park District GO, Series A, 5.00% due 1/1/2024	155,000	156,634
	Chicago Park District GO ETM,
	Series A, 5.00% due 1/1/2024	1,150,000	1,173,489
	Series D, 5.00% due 1/1/2024	1,060,000	1,081,651
	City of Chicago (Riverwalk Expansion Project; Insured: AGM) ETM, 5.00% due 1/1/2023	1,000,000	1,000,000
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2023 - 1/1/2025	13,750,000	13,996,908
	City of Chicago (Water System),
	5.00% due 11/1/2024	2,000,000	2,043,368
	Series 2017-2, 5.00% due 11/1/2023 - 11/1/2024	1,650,000	1,677,421
	Series A, 5.00% due 11/1/2027	6,250,000	6,539,056
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,086,736
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,154,924
[a]	City of Chicago Heights (Olympic Village LLC), 2.875% due 8/1/2027 (put 8/1/2025)	14,799,000	14,692,876
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,887,838
	Series C, 5.00% due 1/1/2026	500,000	516,774
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,303,723
	Clinton Bond Fayette Etc Counties Community College District No 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2031 - 12/1/2032	1,125,000	1,261,968
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,500,000	1,547,976
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2023 - 12/1/2024	4,425,000	4,474,484
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,411,404
	Cook County Community High School District No 233 Homewood-Flossmoor Go, 4.00% due 12/1/2027	1,805,000	1,909,824
	Cook County Community High School District No 233 Homewood-Flossmoor GO, 4.00% due 12/1/2028 - 12/1/2029	3,825,000	4,100,209
	Cook County Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,431,415
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,230,512
	DuPage Cook & Will Counties Community College District No 502 GO, 5.00% due 6/1/2024	5,000,000	5,141,275
	DuPage County Forest Preserve District GO, 5.00% due 11/1/2023 - 11/1/2030	8,340,000	8,807,794
[a]	Illinois (Anchor Senior Living 2021 L.P.) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,015,098
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,393,971
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2033	1,500,000	1,603,109
	Illinois Finance Authority (Carle Foundation Obligated Group),
	Series A, 5.00% due 2/15/2027	3,000,000	3,172,983
[a]	Series B, 5.00% due 8/15/2053 (put 8/15/2031)	15,130,000	16,883,703
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2025 - 8/15/2028	3,800,000	4,159,230
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	909,998
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2024 - 11/15/2029	5,170,000	5,386,757
[b]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series A, 5.00% due 8/15/2029	2,500,000	2,626,650
	Illinois State Toll Highway Authority,
	Series C, 5.00% due 1/1/2025	2,000,000	2,085,224
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	10,631,482
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	7,269,562
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO, Series B, 5.00% due 12/1/2025 - 12/1/2030	9,275,000	9,903,950
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,092,610
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,058,708
	Monroe & St Clair Counties Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,721,391
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,077,950
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2023 - 12/1/2024	7,570,000	7,781,051
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,923,891
	Sangamon County School District No 186 Springfield (Insured: AGM) GO,
	4.00% due 2/1/2030 - 2/1/2032	3,500,000	3,678,239
	Series B, 5.00% due 2/1/2030	1,570,000	1,746,247
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2027 - 4/1/2032	3,310,000	3,515,159
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,718,671
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,439,858
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,225,000	8,570,359
	Series B, 5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,599,175
	Series D, 5.00% due 11/1/2023 - 11/1/2028	38,960,000	40,206,763
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	21,122,400
	Series C, 5.00% due 6/15/2024	1,000,000	1,018,425

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), 6.00% due 6/15/2026	$ 235,000	$ 251,631
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,573,425
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	21,581,013
	Will County Community Unit School District No 201-U Crete-Monee (Insured: BAM) GO, Series U-A, 5.00% due 1/1/2028	350,000	378,893
	Indiana — 1.0%
	Avon Community School Building Corp. (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2023 - 7/15/2027	3,530,000	3,751,406
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	3,000,000	2,941,035
	Clark-Pleasant Community School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2033	955,000	1,107,358
	Columbus Multi School Building Corp. (Bartholomew Consolidated School Corp.; Insured: State Intercept), 4.00% due 1/15/2024	570,000	575,162
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2023 - 1/15/2024	1,095,000	1,112,364
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2023 - 10/1/2024	1,500,000	1,534,734
	Indiana Finance Authority (CWA Authority, Inc.), Series 1, 5.00% due 10/1/2032	1,275,000	1,482,147
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	9,163,132
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 2.90% due 5/1/2028 (put 3/1/2023)	6,000,000	6,000,000
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	4,575,048
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.00% due 1/15/2031	500,000	566,159
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	325,154
	Iowa — 1.6%
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2024 (pre-refunded 7/1/2023)	2,350,000	2,372,205
	Iowa Finance Authority (Genesis Health System) ETM, 5.00% due 7/1/2023	2,000,000	2,017,706
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	49,000,000	50,453,977
	Kansas — 0.8%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	11,315,000	12,525,354
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	821,645
	Seward County No. 480 USD GO,
	Series B,
	5.00% due 9/1/2024 - 9/1/2026	4,020,000	4,237,494
	5.00% due 9/1/2027 (pre-refunded 9/1/2025)	2,100,000	2,225,681
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,600,000	1,630,332
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,044,577
	Kentucky — 3.9%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,930,390
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2023	4,195,000	4,095,251
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	77,788,856
[a]	Series A-1, 4.00% due 8/1/2052 (put 8/1/2030)	10,910,000	10,686,301
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	14,730,000	14,568,839
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2030 - 6/1/2032	3,000,000	3,434,282
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2029	750,000	843,031
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	5.00% due 10/1/2026 - 10/1/2027	4,000,000	4,219,003
	Series A, 5.00% due 10/1/2027	2,775,000	2,805,003
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	3,950,000	4,274,765
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	5,963,667
	Louisiana — 1.7%
	City of Shreveport (Insured: AGM) GO, Series A, 5.00% due 3/1/2024 - 3/1/2032	5,800,000	6,303,429
	City of Shreveport (Water and Sewer System; Insured: BAM),
	Series A, 5.00% due 12/1/2023 - 12/1/2024	8,735,000	8,946,837
	Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,505,341
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,205,632
	Jefferson Sales Tax District (Insured: AGM), Series A, 5.00% due 12/1/2027	235,000	258,251
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2023	750,000	754,516
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power) ETM, 5.00% due 1/1/2023	1,740,000	1,740,000
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2027	660,000	715,818
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System; Insured: BAM), 5.00% due 10/1/2025 - 10/1/2027	9,600,000	10,198,667
[a]	Louisiana Offshore Terminal Authority (Loop LLC), 1.65% due 9/1/2027 - 9/1/2034 (put 12/1/2023)	16,150,000	15,841,018
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2023	5,000,000	5,038,575
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	972,339
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2023	515,000	515,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Louisiana, 5.00% due 9/1/2032	$ 1,000,000	$ 1,154,450
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.51% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,975,000	2,759,800
	Maine — 0.0%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2023	1,445,000	1,468,962
	Maryland — 0.8%
	County of Montgomery GO, Series C, 5.00% due 10/1/2025	1,000,000	1,062,787
	County of Prince George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	6,627,548
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2025 - 4/15/2029	6,755,000	7,233,664
	Maryland Stadium Authority Built to Learn Revenue, Series A, 5.00% due 6/1/2029 - 6/1/2032	3,340,000	3,811,268
	State of Maryland GO, Series B, 5.00% due 8/1/2024	6,955,000	7,196,151
	Massachusetts — 1.1%
	Massachusetts (Beth Israel Lahey Health Obligated Group) DFA, Series K, 5.00% due 7/1/2028	1,000,000	1,080,898
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2024 - 7/1/2027	7,870,000	8,171,062
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	9,437,075
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.26% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,694,144
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2023 - 7/1/2025	14,165,000	14,499,360
	Massachusetts (Simmons University) DFA, Series J, 5.25% due 10/1/2023	595,000	601,792
	Michigan — 2.1%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2023 - 11/15/2025	1,445,000	1,492,741
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,091,486
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2025 (pre-refunded 8/1/2024)	8,000,000	8,270,400
	Michigan Finance Authority (Beaumont Health Credit Group) ETM, 5.00% due 8/1/2023 - 8/1/2024	10,800,000	11,073,495
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2028 - 4/15/2032	7,000,000	7,933,994
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	7,000,000	7,338,149
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,500,000	1,595,220
	Michigan Finance Authority (Trinity Health Credit Group),
	5.00% due 12/1/2023 - 12/1/2024	3,500,000	3,580,643
	Series A, 5.00% due 12/1/2024 - 12/1/2028	6,000,000	6,410,179
	Michigan State Building Authority (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2023	7,715,000	7,835,462
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series D, 5.00% due 9/1/2024 (pre-refunded 3/1/2024)	2,000,000	2,048,090
	Royal Oak Hospital Finance Authority (William Beaumont Hospital) ETM, Series D, 5.00% due 9/1/2023	1,240,000	1,257,141
	School District of the City of Dearborn (Insured: Q-SBLF) GO, 4.00% due 5/1/2023	625,000	626,918
	Wayne County Airport Authority (Insured: BAM), Series A, 5.00% due 12/1/2032	800,000	910,826
	Wayne State University, Series A, 5.00% due 11/15/2025 - 11/15/2026	8,775,000	9,309,855
	Minnesota — 0.3%
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	332,502
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	160,000	149,211
	1.95% due 7/1/2029	375,000	348,657
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 4.21% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	6,195,000	6,173,064
	St. Paul Housing and Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2023 - 7/1/2025	1,850,000	1,883,746
	Mississippi — 0.2%
	Biloxi Public School District (Insured: BAM), 5.00% due 4/1/2025	1,350,000	1,408,620
[a]	County of Warren, Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,512,361
	Mississippi Development Bank (City of Gulfport) GO, 4.00% due 9/1/2031	395,000	408,092
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,547,444
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A, 5.00% due 1/1/2023	1,500,000	1,500,000
	Mississippi Development Bank (MDOT-Madison County Highway), Series C, 5.00% due 1/1/2023	1,250,000	1,250,000
	Missouri — 0.5%
	City of Kansas City GO, Series A, 5.00% due 2/1/2030 - 2/1/2031	1,750,000	2,011,091
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	10,124,227
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2030 - 6/1/2032	3,875,000	4,397,573
	Montana — 0.0%
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,150,475
	Nebraska — 0.5%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs & Co.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	6,575,000	6,816,316
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,007,991
	Series A, 5.00% due 9/1/2031	1,215,000	1,276,502
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2023 - 11/1/2025	5,310,000	5,473,153
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,185,433

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Nevada — 2.8%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2023 - 9/1/2027	$ 1,705,000	$ 1,765,261
	Clark County School District (Insured: AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	1,847,307
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2029 - 6/15/2031	4,400,000	4,960,408
	Clark County School District GO, Series A, 5.00% due 6/15/2023	4,000,000	4,037,200
	County of Washoe GO, 5.00% due 7/1/2024	1,470,000	1,514,910
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,179,601
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2030	56,355,000	58,361,479
	Series B, 5.00% due 12/1/2025	20,000,000	21,087,920
	New Jersey — 4.7%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO, Series A, 5.00% due 8/1/2023	2,455,000	2,482,869
	City of Newark GO, Series D, 4.00% due 9/29/2023	7,500,000	7,547,917
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,233,580
	New Jersey (Middlesex Water Co) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,521,065
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2031 - 11/1/2032	3,590,000	3,941,309
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,244,312
	New Jersey (New Jersey Transit Corporation) EDA,
	Series A, 5.00% due 11/1/2029	40,000	43,599
	Series B, 5.00% due 11/1/2023	2,500,000	2,531,888
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028 - 6/15/2029	5,930,000	6,418,901
	Series- II, 5.00% due 3/1/2025	775,000	775,743
	Series NN, 5.00% due 3/1/2024	3,600,000	3,608,899
	Series UU, 5.00% due 6/15/2028 (pre-refunded 6/15/2024)	7,930,000	8,174,093
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	2,750,000	3,007,469
	New Jersey (State of New Jersey Department of the Treasury) EDA,
	Series DDD, 5.00% due 6/15/2033	1,500,000	1,571,996
	Series XX, 5.00% due 6/15/2026	1,140,000	1,187,484
	New Jersey Educational Facilities Authority (Ramapo College of New Jersey; Insured: AGM), Series A, 5.00% due 7/1/2031 - 7/1/2032	975,000	1,117,022
	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (pre-refunded 1/1/2024)	65,000	66,322
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2024	935,000	953,119
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) HFFA, 5.00% due 7/1/2023	535,000	540,058
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,420,110
	Series B, 5.00% due 6/15/2030	1,200,000	1,311,988
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	5,000,000	5,131,510
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	6,000,000	6,100,635
	Series A, 5.00% due 6/15/2024 - 6/15/2028	5,190,000	5,438,702
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,485,000	32,202,439
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,605,744
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	27,972,425
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,679,548
	State of New Jersey (COVID-19 GO Emergency Bonds) GO,
	Series A,
	4.00% due 6/1/2023	1,000,000	1,004,139
	5.00% due 6/1/2024 - 6/1/2029	10,215,000	11,289,623
	State of New Jersey GO, 5.00% due 6/1/2027	2,200,000	2,405,755
	New Mexico — 1.3%
	Albuquerque Municipal School District No 12 (State Aid Withholding) GO, 5.00% due 8/1/2028	1,000,000	1,112,226
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,373,509
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	2,000,000	1,788,514
[a]	Series B, 3.00% due 6/1/2040 (put 6/1/2024)	5,000,000	4,921,225
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	4,500,000	4,316,427
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	11,730,000	11,580,759
	Lea County Public School District No 8 Eunice (State Aid Withholding) GO,
	4.00% due 9/15/2027	1,000,000	1,041,013
	5.00% due 9/15/2026	650,000	700,797
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	500,000	528,510
	Series A, 5.00% due 8/1/2032	1,000,000	1,095,192
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group) ETM, 5.00% due 8/1/2024 - 8/1/2025	1,780,000	1,843,778

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	$ 8,500,000	$ 8,221,072
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2029 - 8/1/2032	5,175,000	5,889,136
	Santa Fe Public School District GO, 4.00% due 8/1/2024	1,250,000	1,271,284
	New York — 7.0%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	9,520,000	9,636,182
	Series J, 5.00% due 8/1/2023 - 8/1/2024	33,130,000	33,960,035
	City of New York GO,
	Series B-1, 5.00% due 8/1/2032	2,000,000	2,366,938
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,149,067
	City of Plattsburgh GO, Series B, 4.75% due 11/17/2023	7,000,000	7,058,597
	City of Yonkers (Insured: AGM) GO, Series A, 5.00% due 2/15/2029	850,000	951,862
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	790,184
	Manchester-Shortsville Central School District (State Aid Withholding) GO, 4.00% due 8/17/2023	6,000,000	6,017,058
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,300,934
	Series B,
	4.00% due 11/15/2026	1,660,000	1,672,918
	5.00% due 11/15/2028	1,230,000	1,281,950
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,105,992
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,736,009
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,149,837
	Series F, 5.00% due 11/15/2025	1,055,000	1,091,124
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,598,512
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,910,926
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,075,421
[a]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	4,000,000	3,915,324
[a]	New York City Housing Development Corp., Series F, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,496,320
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series DD, 5.00% due 6/15/2030	10,500,000	12,227,995
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031 - 11/1/2032	8,980,000	10,396,115
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	8,500,000	8,979,092
	Series B, 5.00% due 11/1/2032	2,500,000	2,961,020
	Series C-1, 5.00% due 5/1/2032	1,000,000	1,153,860
	Series D, 5.00% due 11/1/2025	1,000,000	1,063,408
	Series D-1, 5.00% due 11/1/2032	10,000,000	11,782,600
	Series F-1, 5.00% due 11/1/2024	1,000,000	1,039,760
	Series F5, 5.00% due 2/1/2029	3,500,000	3,955,322
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	2,696,593
	New York State Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	6,500,000	7,427,218
	Series A1, 5.00% due 3/15/2030	5,000,000	5,713,245
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2032	3,500,000	4,017,087
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding), Series B, 5.25% due 10/1/2023	140,000	140,239
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2023 - 10/1/2024	4,500,000	4,600,483
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A1, 5.00% due 3/15/2031	4,545,000	5,250,911
	Series E, 5.00% due 3/15/2033	2,000,000	2,341,726
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2033	500,000	540,753
	Series E, 5.00% due 3/15/2029	4,135,000	4,648,513
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	12,225,000	12,124,388
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway), Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,110,169
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	4,715,000	5,162,906
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	383,388
	1.90% due 10/1/2026	815,000	775,598
	1.95% due 4/1/2027	1,000,000	944,981
	2.00% due 10/1/2027	775,000	727,331
	2.05% due 4/1/2028	450,000	419,438
	2.25% due 4/1/2030	1,320,000	1,197,297

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	2.30% due 10/1/2030	$ 1,110,000	$ 1,001,459
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond),
[a]	Series A2, 2.00% due 5/15/2045 (put 5/15/2024)	2,535,000	2,509,161
	Series D, 5.00% due 11/15/2029 - 11/15/2031	3,000,000	3,464,136
	Series E, 5.00% due 11/15/2032	2,000,000	2,358,382
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,100,000	1,150,334
	North Carolina — 1.2%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
[a]	Series B, 1.95% due 1/15/2048 (put 11/1/2029)	1,000,000	929,928
[a]	Series D, 5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,992,656
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,259,635
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2023 - 12/1/2025	4,435,000	4,601,317
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,059,172
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2023 - 6/1/2024	1,350,000	1,373,122
	County of Dare (Educational Facility Capital Projects), Series A, 5.00% due 6/1/2024	700,000	705,962
	County of Randolph,
	Series B, 5.00% due 10/1/2023	550,000	558,501
	Series C, 5.00% due 10/1/2023	400,000	406,183
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	13,130,000	13,808,150
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,593,365
	Ohio — 3.2%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2028 - 11/15/2032	2,605,000	2,791,802
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	2,744,150
	City of Cleveland (Municipal Street System Improvements) GO, Series A, 5.00% due 12/1/2025 - 12/1/2026	7,165,000	7,626,254
	City of Cleveland (Parks & Recreation Facilities), Series A3, 5.00% due 10/1/2023	630,000	639,811
	City of Cleveland (Public Facilities Improvements), Series B1, 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,118,776
	City of Cleveland (Public Facilities), Series A1, 5.00% due 10/1/2023	1,155,000	1,172,987
	City of Toledo (Water System Improvements), 5.00% due 11/15/2023 (pre-refunded 5/15/2023)	1,750,000	1,762,404
	City of Toledo OH Water System Revenue, 5.00% due 11/15/2031	1,000,000	1,143,373
[a]	County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,000,000	11,173,970
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	17,547,033
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	908,097
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	1,695,000	1,733,416
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2024	1,000,000	1,036,851
	Northeast Ohio Medical University (Insured: BAM), 5.00% due 12/1/2029 - 12/1/2032	1,175,000	1,303,367
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,000,000	3,989,712
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	16,054,091
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,074,638
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2026 - 1/1/2032	1,800,000	1,940,990
	State of Ohio GO, Series V, 5.00% due 5/1/2023 - 5/1/2028	24,310,000	26,037,591
	Union/Clermont County Township GO, 3.00% due 8/30/2023	4,000,000	3,988,344
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2023	1,700,000	1,701,064
	Oklahoma — 2.0%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,073,527
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD,
	4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,871,538
	5.00% due 6/1/2023	5,355,000	5,386,161
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, 5.00% due 6/1/2024	4,250,000	4,352,455
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,757,460
	Cushing Educational Facilities Authority (Payne County No 67 Cushing) ISD, 5.00% due 9/1/2032	14,000,000	15,647,884
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	3,950,000	4,110,657
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2023 - 8/15/2025	3,725,000	3,807,541
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2023 - 10/1/2026	2,490,000	2,571,497
	Pontotoc County Educational Facilities Authority (ADA Public Schools Project), 4.00% due 9/1/2026 - 9/1/2032	2,125,000	2,182,214
	Rogers County Educational Facilities Authority (School District No 2 Catoosa), 5.00% due 9/1/2029 - 9/1/2032	12,000,000	13,505,268
	Oregon — 0.8%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	9,830,012
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	13,720,708
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,131,218
	Pennsylvania — 8.2%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	1,994,902
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025 - 7/15/2031	7,095,000	7,721,278
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	19,626,153
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,061,676

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	$ 2,830,000	$ 3,004,336
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 3.231% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,990,000	2,779,525
[a]	Series C, 3.231% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,990,000	2,894,568
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	30,528,795
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2023 - 8/1/2025	9,700,000	9,932,780
	Series 14, 5.00% due 10/1/2023 - 10/1/2031	2,200,000	2,291,283
	City of Philadelphia (Pennsylvania Gas Works; Insured: AGM), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,972,917
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	841,919
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	11,286,819
	City of Philadelphia IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,149,788
	City of Philadelphia Water & Wastewater Revenue, 5.00% due 10/1/2024 - 10/1/2026	5,455,000	5,733,498
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	936,814
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	40,753,180
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	12,930,000	14,584,587
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2023 - 11/15/2024	6,600,000	6,758,097
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2029	925,000	1,028,234
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	11,205,000	11,819,325
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,475,000	3,805,295
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility), Series A, 5.25% due 12/15/2024 (pre-refunded 12/15/2023)	4,770,000	4,872,999
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility) ETM, Series A, 5.00% due 12/15/2023	2,680,000	2,728,889
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2023 - 12/15/2027	4,045,000	4,206,457
	Monroeville Finance Authority (UPMC Obligated Group), Series B, 5.00% due 2/15/2030 - 2/15/2031	2,500,000	2,799,838
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2027 - 9/1/2029	2,775,000	3,011,746
	Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	754,513
	Pennsylvania (UPMC Obligated Group) EDFA,
	5.00% due 3/15/2026	220,000	233,575
	Series A, 5.00% due 11/15/2026	2,310,000	2,477,969
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	10,965,635
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	19,000,000	17,752,346
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), Series A, 5.00% due 8/15/2027	1,000,000	1,095,908
	Pennsylvania Housing Finance Agency, Series 137, 5.00% due 10/1/2029	365,000	395,854
	Pennsylvania Turnpike Commission,
	Series A-1, 5.00% due 12/1/2025 - 12/1/2027	4,000,000	4,319,137
	Series B, 5.00% due 12/1/2032	500,000	571,661
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2023 - 4/1/2027	6,125,000	6,343,661
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	7,451,428
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,426,643
	Pittsburgh Water and Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,142,555
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,551,487
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2023 - 9/15/2024	3,380,000	3,424,193
	Series B, 5.00% due 9/15/2023	470,000	476,127
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,505,533
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2025 - 6/1/2028	5,900,000	6,313,104
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny County Hotel Room Excise Tax Revenue; Insured: AGM),
	Series A,
	4.00% due 2/1/2024	1,800,000	1,817,786
	5.00% due 2/1/2033	4,000,000	4,481,840
	State Public School Building Authority (School District of Philadelphia; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,797,435
	Rhode Island — 0.3%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2023	2,380,000	2,416,404
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,416,800
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2025	500,000	525,058
	Rhode Island Housing and Mortgage Finance Corp, Series 76-A, 5.00% due 4/1/2029 - 10/1/2029	355,000	391,826
	State of Rhode Island and Providence Plantations (Information Technology) COP, Series C, 5.00% due 11/1/2024	3,010,000	3,123,068
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2023	1,500,000	1,521,973
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2023	1,705,000	1,729,977
	South Carolina — 0.5%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2023 - 3/1/2025	3,000,000	3,075,066
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,081,206

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2023 - 9/1/2025	$ 1,275,000	$ 1,333,569
	County of Charleston (South Aviation Avenue Construction), 5.00% due 12/1/2023	2,460,000	2,505,716
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 10/1/2048 (put 2/1/2024)	6,755,000	6,749,319
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2023 - 12/1/2025	3,010,000	3,108,599
	South Dakota — 0.1%
	County of Lawrence (Insured: AGM) COP, 5.00% due 12/1/2029	100,000	111,834
	South Dakota Building Authority, Series B, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,007,367
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2028	1,500,000	1,612,444
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2025	1,405,000	1,468,087
	Tennessee — 0.9%
	Health Educational and Housing Facility Board of the City of Memphis (Memphis Towers TC L.P.), 3.40% due 12/1/2023	1,750,000	1,746,376
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners L.P.), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,517,297
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Obligated Group), Series A, 5.00% due 5/1/2029	1,990,000	2,138,008
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	23,000,000	24,205,430
	Texas — 13.4%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,658,926
	Arlington Higher Education Finance Corp (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2029 - 8/15/2032	1,130,000	1,249,476
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2026	1,000,000	1,065,716
[a]	Boerne School District (Insured: PSF-GTD) ISD GO, 2.80% due 12/1/2051 (put 12/1/2023)	4,000,000	3,998,580
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	7,596,732
	City of Beaumont GO, 5.00% due 3/1/2026	1,930,000	2,059,005
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), Series A, 5.00% due 9/1/2023	2,380,000	2,408,572
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025	3,000,000	3,136,296
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	21,111,222
[c]	Series A, 5.00% due 2/15/2024	10,235,000	10,257,589
	City of Houston (Airport System),
	Series B, 5.00% due 7/1/2025 - 7/1/2028	9,105,000	9,808,736
	Series D, 5.00% due 7/1/2027	3,355,000	3,661,932
	City of Houston (Combined Utility System),
	Series C, 5.00% due 5/15/2023 - 5/15/2024	11,695,000	11,923,615
	Series D, 5.00% due 11/15/2023 - 11/15/2024	10,000,000	10,276,865
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2023 - 3/1/2028	48,505,000	50,949,145
	City of Houston GO, Series A, 5.00% due 3/1/2031	2,635,000	2,950,056
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2027	500,000	533,865
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2023 - 3/15/2024	1,800,000	1,811,891
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2023 - 2/15/2025	27,040,000	27,845,071
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,753,265
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,134,410
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,486,348
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	1,625,000	1,712,490
[a]	City of San Antonio Electric & Gas Systems Revenue, Series A, 1.75% due 2/1/2033 (put 12/1/2024)	6,995,000	6,855,086
	City of San Antonio TX Electric & Gas Systems Revenue, 5.25% due 2/1/2025	1,000,000	1,049,481
	City of San Antonio TX Electric & Gas Systems Revenue (CPS Energy), 5.25% due 2/1/2024	7,000,000	7,171,199
	Clifton Higher Education Finance Corp. (Idea Public Schools), 5.00% due 8/15/2023	295,000	297,149
	Clifton Higher Education Finance Corp. (Idea Public Schools; Insured: PSF-GTD), Series T, 5.00% due 8/15/2028 - 8/15/2030	835,000	922,376
	Cotulla ISD (Insured PSF-GTD) GO, 5.00% due 2/15/2032	1,115,000	1,286,111
	Cotulla ISD (Insured: PSF-GTD) GO, 5.00% due 2/15/2029 - 2/15/2033	3,910,000	4,470,167
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,823,639
	County of Harris (Tax Road) GO, Series A, 5.00% due 10/1/2026 - 10/1/2028	7,885,000	8,638,723
	County of Harris (Texas Permanent Improvement) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	12,605,593
	County of Hays GO, 5.00% due 2/15/2023 - 2/15/2025	3,300,000	3,357,013
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2023 - 3/1/2028	18,075,000	19,058,838
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2024 - 2/15/2025	3,870,000	4,002,001
	Dallas Fort Worth International Airport, Series A, 5.00% due 11/1/2027	1,000,000	1,100,751
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	340,000	335,254
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	7,000,000	7,002,219
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2023 - 10/1/2025	1,850,000	1,927,199
	Harris County (Flood Control) GO, Series A, 5.00% due 10/1/2026 - 10/1/2027	12,305,000	13,480,968
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	Series A, 5.00% due 12/1/2023 - 12/1/2025	6,245,000	6,448,676
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,468,587
[a]	Series C-3, 5.00% due 6/1/2032 (put 12/1/2026)	1,300,000	1,389,894

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2023 - 11/15/2027	$ 4,800,000	$ 5,127,506
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), Series B, 5.00% due 10/1/2051 (put 10/1/2031)	2,000,000	2,258,890
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2023 - 11/15/2024	17,905,000	18,326,859
[a]	Houston (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 6/1/2036 (put 6/1/2024)	1,500,000	1,505,175
[a]	Houston Housing Finance Corp (Sunset Gardens Preservation LP), 4.00% due 10/1/2025 (put 10/1/2024)	6,000,000	6,044,124
	Katy (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2026	2,955,000	3,156,983
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2023 - 8/1/2024	1,325,000	1,355,857
	Lower Colorado River Authority, 5.00% due 5/15/2024	725,000	743,013
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2032	575,000	657,799
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,040,981
	5.25% due 5/15/2033	350,000	412,310
	Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2032	1,000,000	1,130,661
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2023 - 11/1/2028	16,400,000	17,646,795
	Series D, 5.00% due 11/1/2023 - 11/1/2027	5,605,000	5,918,310
	North East (Insured: PSF-GTD) ISD GO,
[a]	2.20% due 8/1/2049 (put 8/1/2024)	3,000,000	2,972,358
[a]	Series C, 2.05% due 8/1/2046 (put 8/1/2023)	4,200,000	4,179,445
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2026	1,490,000	1,608,522
	Prosper (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,170,594
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,296,396
	Round Rock (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO,
	5.00% due 8/1/2026	1,575,000	1,667,673
	5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	6,144,785
	San Antonio (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,453,516
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue L.P.), 1.45% due 3/1/2026 (put 3/1/2025)	1,500,000	1,455,959
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	3,000,000	3,077,640
	Stephen F Austin State University, 5.00% due 10/15/2024	1,445,000	1,494,087
	Tarrant County College District GO, 5.00% due 8/15/2032	2,500,000	2,956,317
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,520,000	2,781,332
	Series B, 5.00% due 7/1/2032	1,975,000	2,121,681
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2031	770,000	887,045
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2027	2,000,000	2,135,492
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2023 - 12/15/2032	45,900,000	47,792,176
	Texas State Technical College (Insured: AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,837,903
	5.25% due 8/1/2033	2,300,000	2,662,751
	Texas State University System, Series A, 4.00% due 3/15/2032	1,050,000	1,127,861
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2023 - 8/15/2024	1,730,000	1,760,690
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,693,999
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,922,321
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2024	750,000	765,062
	Utah — 0.1%
	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	600,000	680,072
	5.25% due 6/1/2033	500,000	577,098
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2023 - 6/15/2025	2,835,000	2,931,918
	Virginia — 1.1%
	County of Fairfax (State Aid Withholding) GO, Series A, 4.50% due 10/1/2027	4,975,000	5,420,566
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	2,000,000	1,951,936
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, 5.00% due 7/1/2053 (put 7/1/2030)	12,960,000	14,488,943
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	4,350,120
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027 - 1/1/2033	5,685,000	6,068,113
[a]	Wise County (Virginia Electric and Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	5,155,000	4,935,253
	Washington — 2.3%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	551,848
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	1,901,687
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2023	1,700,000	1,713,751
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) ETM, Series A, 5.00% due 12/1/2023	750,000	762,399
	State of Washington (Capital Projects) GO, Series R-G, 5.00% due 7/1/2025	10,475,000	10,950,230

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	$17,775,000	$ 18,939,911
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	34,385,000	37,434,773
	State of Washington GO, Series 2021A, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	5,404,565
	Washington Health Care Facilities Authority (Providence St Joseph Health Obligated Group), Series B, 5.00% due 10/1/2031	2,500,000	2,715,918
	Wisconsin — 2.8%
	City of Milwaukee (Insured: AGM) GO, Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,378,133
	County of Waushara GO, Series A, 4.50% due 6/1/2027	4,000,000	4,138,336
	Eau Claire Area School District, 4.00% due 6/21/2023	8,000,000	8,035,720
	Jefferson School District, 4.00% due 6/28/2023	2,000,000	2,003,316
	Peshtigo School District, 4.00% due 6/22/2023	5,500,000	5,510,263
	Public Finance Authority, 4.00% due 1/1/2023 - 1/1/2032	7,145,000	7,128,094
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	11,000,000	11,156,706
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,000,000	4,049,404
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2029	745,000	817,763
[d]	Pulaski Community School District, 4.00% due 7/12/2023	8,500,000	8,517,969
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	Series B-2, 5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	10,495,443
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	16,658,377
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System), Series A, 5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,440,246
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023	235,000	237,987
	Wisconsin Housing (Collateralized: FNMA) EDA,
	Series C,
	1.65% due 9/1/2026	1,615,000	1,520,023
	1.95% due 3/1/2029	1,695,000	1,546,069
[a]	Wisconsin Housing EDA, Series B, 0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,412,670
	WPPI Energy, Series A, 5.00% due 7/1/2024 - 7/1/2028	1,325,000	1,401,646
	Total Long-Term Municipal Bonds — 96.8% (Cost $3,346,094,757)		3,337,228,898
	Short-Term Municipal Bonds — 2.1%
	California — 0.8%
	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.),
[a,b]	Series DBE-8082, 4.06% due 10/1/2058 (put 1/9/2023)	20,500,000	20,500,000
[a,b]	Series DBE-8087, 4.06% due 10/1/2058 (put 1/9/2023)	5,780,000	5,780,000
	Florida — 0.2%
[a]	County of Manatee (Florida Power & Light Co.), 3.75% due 9/1/2024 (put 1/3/2023)	9,000,000	9,000,000
	Indiana — 0.2%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2022-XF1141, 3.96% due 6/1/2042 (put 1/9/2023)	5,985,000	5,985,000
	Louisiana — 0.3%
[a]	Parish of St. James (Nucor Steel Louisiana LLC; Guaranty: Nucor Corp.), Series B-1, 4.10% due 11/1/2040 (put 1/9/2023)	9,545,000	9,545,000
	Minnesota — 0.2%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1129, 3.91% due 6/1/2064 (put 1/9/2023)	7,275,000	7,275,000
	New York — 0.0%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series DD, 4.00% due 6/15/2033 (put 1/3/2023)	500,000	500,000
	Ohio — 0.2%
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1132, 3.86% due 12/1/2061 (put 1/9/2023)	7,200,000	7,200,000
	Texas — 0.2%
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 3.72% due 7/1/2061 (put 1/9/2023)	7,750,000	7,750,000
	Total Short-Term Municipal Bonds — 2.1% (Cost $73,535,000)		73,535,000
	Total Investments — 98.9% (Cost $3,419,629,757)		$3,410,763,898
	Other Assets Less Liabilities — 1.1%		37,688,005
	Net Assets — 100.0%		$3,448,451,903

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $70,810,794, representing 2.05% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
CDC	Community Development Commission
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.